DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Deferred Revenue [Abstract]
Schedule of deferred revenue

	For the Years Ended December 31,
	2017	2016
Beginning balance	$114,112	$65,379
Deposits received	10,000	60,000
Deferred revenue recognized	(14,156)	(11,267)
Balance at the end of the period	$109,956	$114,112

Current portion	$17,894	$19,234
Long term portion	92,062	94,878
Total	$109,956	$114,112